October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.5%
Corporate — 0.5%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$1,920	$ 2,110,965
California(a) — 1.2%
Corporate — 1.1%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	4,335	4,647,825
Transportation — 0.1%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(b)	540	556,288
Total Municipal Bonds in California		5,204,113
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	710	753,933
Kentucky — 0.3%
Corporate — 0.3%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	1,320	1,411,900
Nevada — 0.0%
Transportation — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	103,016
New York — 142.7%
Corporate — 4.8%
New York Liberty Development Corp., RB, 5.50%, 10/01/37	1,015	1,200,972
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,600	6,430,519
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	860	864,206
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,590	1,565,544
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,500	2,576,730
AMT, 5.63%, 04/01/40	2,570	2,754,945
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,620	2,724,773
AMT, 5.00%, 10/01/40	1,290	1,331,988
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,755	1,635,301
		21,084,978
County/City/Special District/School District — 28.1%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	810	903,936
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,585	1,759,637
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,920	2,120,517
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,835	1,993,556
City of New York, GO
4.00%, 09/01/52	990	953,586
Series A, 5.00%, 08/01/51	1,625	1,729,391
Series A-1, 4.00%, 09/01/46	2,285	2,227,389
Series A-1, 5.00%, 08/01/47	2,960	3,129,654
Series C, 5.25%, 03/01/53	1,980	2,151,948
Series D, 5.25%, 04/01/54	6,005	6,527,388
Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York, GO (continued)
Series E1, 5.25%, 04/01/44	$10,000	$ 10,991,435
Series F-1, 4.00%, 03/01/47	2,730	2,600,582
Series I, 5.00%, 03/01/36	5	5,005
Sub-Series D-1, 5.50%, 05/01/46	1,360	1,504,114
Sub-Series E-1, 4.00%, 04/01/45	2,470	2,424,838
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	3,360	3,311,890
Series A, 4.25%, 04/01/52	5,000	5,043,000
County of Nassau New York, Refunding GOL
Series A, (AGM), 4.00%, 04/01/49	4,235	4,135,996
Series B, (AGM), 5.00%, 04/01/40	2,155	2,307,121
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	1,525	1,561,572
Series A, (AGM), 4.00%, 02/15/47	2,760	2,614,786
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/39	5,000	2,613,764
(AGC), 0.00%, 03/01/43	4,330	1,787,366
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	4,395	4,163,505
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	2,030	2,123,653
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	4,105	4,303,334
Series B-1, 5.00%, 08/01/45	4,425	4,524,085
Sub-Series E-1, 5.00%, 02/01/43	2,010	2,052,937
Series F-1, Subordinate, 5.00%, 02/01/44	430	458,113
New York City Transitional Finance Authority RB
4.00%, 05/01/51	1,710	1,655,106
Series D, 5.50%, 05/01/52	2,015	2,258,961
New York City Transitional Finance Authority, RB
Series F-1, 5.25%, 02/01/53	2,360	2,577,060
Series B, Subordinate, 5.25%, 05/01/50	4,120	4,489,226
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/42	2,640	1,119,843
Series B, Sub Lien, 0.00%, 11/15/47	6,740	2,152,725
Series B, Sub Lien, 0.00%, 11/15/48	3,550	991,484
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	7,275	1,486,946
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/45	5,335	5,365,192
New York Liberty Development Corp., Refunding RB
Series 1, 3.00%, 02/15/42	1,110	934,707
Series A, Sustainability Bonds, 3.00%, 11/15/51	4,805	3,535,437
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,600	1,491,894
Series A, 5.25%, 05/15/52	4,075	4,402,578
Series A, 4.13%, 05/15/53	1,980	1,944,585
Series A-1, 5.25%, 05/15/64	5,040	5,475,567
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,280	1,294,795
		123,200,204
Education — 15.0%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	880	475,200
4.00%, 07/01/51	915	494,100

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., RB, Sustainability Bonds, 5.75%, 06/01/52(b)	$1,000	$ 1,027,812
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	815	795,045
Series A, 5.00%, 06/01/43	525	525,248
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	685	707,306
5.00%, 07/01/52	1,635	1,725,713
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	2,035	1,947,289
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	815	822,699
Series B, 5.00%, 07/01/43	2,940	2,973,217
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	2,670	2,847,051
Monroe County Industrial Development Corp., Refunding RB
Series A, 4.00%, 07/01/39	500	500,019
Series A, 4.00%, 07/01/50	14,730	14,182,516
New York State Dormitory Authority Refunding RB, Series A, 4.00%, 07/01/49	435	405,981
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	4,580	5,231,091
Series A, 5.00%, 07/01/46	490	506,468
Series A, Sustainability Bonds, 5.00%, 07/01/48	580	617,234
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	1,380	1,388,458
Series A, 5.00%, 07/01/48	6,900	6,938,704
Series A, 5.50%, 07/01/54	4,065	4,568,437
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/38	1,835	1,970,595
5.00%, 12/01/39	3,215	3,439,063
4.00%, 12/01/47	1,650	1,592,337
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	6,200	6,290,917
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/39	550	584,290
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	2,265	2,268,079
Series A, 5.00%, 07/01/41	825	826,121
		65,650,990
Health — 8.5%
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	2,950	3,026,295
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,495	1,434,398
Class A, 5.50%, 07/01/47	920	857,904
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,810	1,871,507
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	800	754,151
Series A, 5.00%, 12/01/32	830	830,259
Series A, 5.00%, 12/01/37	350	349,977
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	1,450	1,392,803
4.00%, 12/01/39	525	503,422
Security	Par (000)	Value
Health (continued)
Monroe County Industrial Development Corp., Refunding RB (continued)
4.00%, 12/01/46	$2,870	$ 2,598,787
New York State Dormitory Authority RB, (AGC), 5.50%, 10/01/54	3,045	3,347,795
New York State Dormitory Authority Refunding RB, 4.00%, 05/01/54	1,980	1,859,429
New York State Dormitory Authority, RB
Series A, 4.00%, 07/01/50	1,100	1,060,023
Series C, 4.25%, 05/01/39	1,000	1,001,424
Series D, 4.25%, 05/01/39	300	300,427
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	460	376,312
4.25%, 05/01/52	4,355	4,358,095
5.00%, 05/01/52	5,910	6,235,441
Series 1, 4.00%, 07/01/47	3,250	3,131,205
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	625	625,758
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	610	615,195
5.00%, 07/01/56	680	653,152
		37,183,759
Housing — 9.6%
New York City Housing Development Corp. RB
Sustainability Bonds, 4.35%, 11/01/44	505	493,873
Sustainability Bonds, 4.45%, 11/01/49	1,420	1,384,715
Sustainability Bonds, 4.50%, 08/01/54	1,345	1,323,674
Sustainability Bonds, 4.50%, 11/01/54	1,825	1,780,590
New York City Housing Development Corp., RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	3,575	3,500,621
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 4.80%, 02/01/53	3,440	3,441,513
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	275	278,686
Series A, Sustainability Bonds, 4.75%, 11/01/48	420	419,141
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	3,250	3,253,120
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	790	791,170
Series A-1, Sustainability Bonds, 4.75%, 11/01/54	1,280	1,286,343
Series B-1, Class A, Sustainability Bonds, 4.65%, 11/01/49	1,185	1,186,361
Series E-1, Sustainability Bonds, (SONYMA), 4.20%, 11/01/42	1,080	1,046,420
Series E-1, Sustainability Bonds, 4.70%, 11/01/48	2,305	2,319,540
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	4,310	4,360,808
New York State Housing Finance Agency RB
Sustainability Bonds, (SONYMA), 4.75%, 11/01/53	455	457,074
Sustainability Bonds, 5.00%, 06/15/54	2,030	2,130,663
New York State Housing Finance Agency, RB, M/F Housing
Series A, 4.65%, 11/15/38	950	950,310
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,525	1,548,227
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	625	620,454
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	$3,960	$ 4,017,666
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	1,220	1,246,663
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	4,500	4,415,794
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, Series 218, AMT, 3.85%, 04/01/38	70	64,269
		42,317,695
Other — 1.4%
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 11/15/44(b)	6,110	6,080,817
State — 12.2%
Empire State Development Corp., RB
Series A, 5.00%, 03/15/46	4,070	4,380,361
Series A, 5.00%, 03/15/54	2,030	2,168,699
Empire State Development Corp., Refunding RB, 4.00%, 03/15/46	5,500	5,216,755
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	3,425	3,478,805
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/38	3,970	4,173,316
Series A, 5.00%, 03/15/40	4,580	4,726,596
Series A, 5.00%, 03/15/44	5,275	5,462,965
Series A, 5.00%, 03/15/45	3,300	3,404,884
Series A, 5.00%, 03/15/56	5,500	5,869,754
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,460	1,560,292
Series D, 5.00%, 02/15/48	4,835	5,058,617
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/46	1,770	1,899,098
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/45	6,400	6,274,091
		53,674,233
Tobacco — 2.0%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	2,190	2,190,559
5.00%, 06/01/48	820	820,047
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	330	322,339
Series A-2B, 5.00%, 06/01/51	1,110	1,035,852
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	2,250	2,250,420
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,295	2,142,661
		8,761,878
Transportation — 40.7%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,250	1,268,748
Metropolitan Transportation Authority, RB
Series A-1, Sustainability Bonds, 4.00%, 11/15/45	1,125	1,067,907
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,950	1,848,673
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	3,320	3,158,821
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/48	3,490	3,710,273
Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series A, 5.00%, 11/15/49	$2,200	$ 2,332,120
Series B, 5.25%, 11/15/55	2,350	2,356,221
Series A, Sustainability Bonds, 5.25%, 11/15/49	3,960	4,277,549
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	2,155	1,987,413
Series B-1, Sustainability Bonds, 5.25%, 11/15/57	4,070	4,183,278
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	4,580	4,694,904
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	5,657,419
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	650	653,418
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/36	1,715	1,739,925
Series A, Junior Lien, 5.00%, 01/01/41	3,050	3,081,964
New York State Thruway Authority, Refunding RB
Series B, Subordinate, 4.00%, 01/01/45	3,915	3,780,686
Series B, Subordinate, 4.00%, 01/01/50	3,240	3,106,038
New York Transportation Development Corp. Refunding RB, AMT, (AGC), 12/31/54(f)	1,980	1,263,782
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	6,115	6,509,703
AMT, 5.00%, 12/01/35	1,595	1,691,507
AMT, 5.00%, 12/01/39	950	994,774
AMT, 5.00%, 12/01/41	550	572,104
AMT, 4.00%, 12/01/42	1,300	1,223,496
Series A, AMT, 5.00%, 07/01/41	2,035	2,022,720
Series A, AMT, 5.00%, 07/01/46	8,210	8,121,562
Series A, AMT, 5.25%, 01/01/50	6,685	6,684,408
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	1,815	1,602,072
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/42	1,015	1,094,581
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/43	3,640	3,913,174
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	3,700	3,789,035
AMT, Sustainability Bonds, 6.00%, 06/30/54	5,035	5,419,497
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,980	2,061,677
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,980	2,084,721
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/37	2,350	2,428,317
Series A, AMT, Sustainability Bonds, (AGC), 12/31/54(f)	3,955	4,172,091
Port Authority of New York & New Jersey, ARB
Series 221, AMT, 4.00%, 07/15/39	4,925	4,864,398
Series 221, AMT, 4.00%, 07/15/55	8,850	7,979,010
Port Authority of New York & New Jersey, Refunding ARB
5.00%, 10/15/47	1,000	1,022,566
Series 198, 5.25%, 11/15/56	870	895,716
Series 205, 5.00%, 11/15/47	4,000	4,142,473
Series 244, 5.00%, 07/15/54	2,870	3,094,817
AMT, 5.00%, 10/15/34	2,040	2,077,347
Series 177, AMT, 4.00%, 01/15/43	735	679,356
Series 223, AMT, 5.00%, 07/15/56	1,010	1,035,621
Series 231, AMT, 5.50%, 08/01/47	3,810	4,147,480
Series 234, AMT, 5.50%, 08/01/52	1,630	1,750,829
Port Authority of New York & New Jersey, Refunding RB
Series 242, AMT, 5.00%, 12/01/39	790	849,161
Series 242, AMT, 5.00%, 12/01/53	1,970	2,043,245
Triborough Bridge & Tunnel Authority RB, 4.00%, 11/15/54	3,960	3,730,828

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	$4,600	$ 4,930,001
Series A, 5.50%, 11/15/57	815	879,920
Sub-Series B-1, 5.00%, 11/15/48	1,770	1,906,160
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	1,800	1,898,333
Series C, 5.00%, 05/15/47	4,805	5,117,172
Series C, 4.13%, 05/15/52	4,900	4,806,191
Series C, 5.25%, 05/15/52	5,350	5,760,135
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	1,770	1,930,323
Series C, Sustainability Bonds, 5.25%, 11/15/42	715	801,583
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	9,700	7,367,394
		178,264,637
Utilities — 20.4%
Long Island Power Authority, RB
(BAM-TCRS), 5.00%, 09/01/42	5,700	5,884,139
5.00%, 09/01/47	550	564,390
Series E, Sustainability Bonds, 5.00%, 09/01/48	565	606,820
Series E, Sustainability Bonds, 5.00%, 09/01/53	2,865	3,051,219
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	930	949,074
New York City Municipal Water Finance Authority, RB
Series CC-1, 4.00%, 06/15/52	6,600	6,260,973
Series DD, 5.00%, 06/15/47	2,750	2,803,852
Series GG, 5.00%, 06/15/48	1,160	1,215,899
Sub-Series CC-1, 5.25%, 06/15/54	3,960	4,320,100
New York City Municipal Water Finance Authority, Refunding RB
Series AA-3, 5.25%, 06/15/48	6,970	7,648,869
Series DD, 4.13%, 06/15/47	3,960	3,896,438
Series EE, 5.00%, 06/15/45	2,750	2,948,458
New York Power Authority, RB
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	2,565	2,771,665
Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/58	6,430	6,925,753
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	9,875	9,423,222
Series A, Sustainability Bonds, 4.00%, 11/15/55	6,515	6,286,341
Series A, Sustainability Bonds, 4.00%, 11/15/60	560	515,590
New York State Environmental Facilities Corp., RB, Sustainability Bonds, 5.00%, 08/15/41	1,370	1,413,228
New York State Environmental Facilities Corp., Refunding RB
5.00%, 06/15/51	3,180	3,381,813
Series A, 5.25%, 06/15/53	3,960	4,357,566
Subordinate, 5.00%, 06/15/41	4,410	4,502,241
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	1,125	1,028,136
Utility Debt Securitization Authority, Refunding RB
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,970	3,255,763
Series 2, Sustainability Bonds, 5.00%, 06/15/53	4,880	5,333,565
		89,345,114
Total Municipal Bonds in New York		625,564,305
Puerto Rico — 4.3%
State — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	724	714,324
Security	Par (000)	Value
State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-1, Restructured, 5.00%, 07/01/58	$1,977	$ 1,979,382
Series A-2, Restructured, 4.78%, 07/01/58	123	121,671
Series A-2, Restructured, 4.33%, 07/01/40	328	324,560
Series B-1, Restructured, 4.75%, 07/01/53	551	546,975
Series B-1, Restructured, 5.00%, 07/01/58	8,579	8,612,934
Series B-2, Restructured, 4.33%, 07/01/40	3,072	3,013,376
Series B-2, Restructured, 4.78%, 07/01/58	722	710,686
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	9,444	3,027,961
Total Municipal Bonds in Puerto Rico		19,051,869
South Carolina — 0.9%
Corporate — 0.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,800	4,105,653
Total Municipal Bonds — 150.1% (Cost: $645,917,675)		658,305,754
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
New York — 6.1%
County/City/Special District/School District — 1.3%
City of New York, GO, Series B, 5.25%, 10/01/47	5,395	5,861,688
State — 2.4%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/44	10,000	10,356,332
Transportation — 2.4%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	5,500	5,631,901
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	5,000	4,904,277
		10,536,178
Total Municipal Bonds in New York		26,754,198
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.1% (Cost: $25,887,567)		26,754,198
Total Long-Term Investments — 156.2% (Cost: $671,805,242)		685,059,952

Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(h)(i)	8,128,011	$ 8,128,824
Total Short-Term Securities — 1.9% (Cost: $8,128,824)		8,128,824
Total Investments — 158.1% (Cost: $679,934,066)		693,188,776
Other Assets Less Liabilities — 1.3%		5,860,457
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.0)%		(13,021,911)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (56.4)%		(247,506,865)
Net Assets Applicable to Common Shares — 100.0%		$ 438,520,457

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,588,938	$ 539,886 (a)	$ —	$ —	$ —	$ 8,128,824	8,128,011	$ 57,106	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 658,305,754	$ —	$ 658,305,754
Municipal Bonds Transferred to Tender Option Bond Trusts	—	26,754,198	—	26,754,198
Short-Term Securities
Money Market Funds	8,128,824	—	—	8,128,824
	$8,128,824	$685,059,952	$—	$693,188,776
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(12,949,999)	$—	$(12,949,999)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)
	$—	$(260,649,999)	$—	$(260,649,999)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
Schedule of Investments